Derecognition of financial assets (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	July 31 2022 (1)	April 30 2022 (1)	October 31 2021 (1)
Assets
Carrying value of residential mortgage loans	$15,185	$15,880	$17,145
Other related assets (2)	9,854	9,225	9,787
Liabilities
Carrying value of associated liabilities	$24,154	$24,510	$25,833
(1)
The fair value of the transferred assets is $23,854 (April 30, 2022 – $23,769; October 31, 2021 – $25,761) and the fair value of the associated liabilities is $23,502 (April 30, 2022 – $23,882; October 31, 2021 – $26,021) for a net position of $352 (April 30, 2022 – $(113); October 31, 2021 – $(260)).

(2)
These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	July 31 2022 (1)	April 30 2022 (1)	October 31 2021 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$113,151	$106,452	$100,083
Securities lending agreements	49,185	59,667	59,506
Total	162,336	166,119	159,589
Carrying value of associated liabilities (3)	$128,145	$131,978	$123,469
(1)
The fair value of transferred assets is $162,336 (April 30, 2022 – $166,119; October 31, 2021 – $159,589) and the fair value of the associated liabilities is $128,145 (April 30, 2022 – $131,978; October 31, 2021 – $123,469) for a net position of $34,191 (April 30, 2022 – $34,141; October 31, 2021 – $36,120).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.